Related Party Disclosures	6 Months Ended
Jun. 30, 2024
Related Party Disclosures
Related Party Disclosures

20.Related Party Disclosures

2024 PIPE

Aceville, an affiliate of Tencent Holdings Limited, a major shareholder of the Group, participated in the 2024 PIPE (refer to note 13). The Group issued 19,258,850 Class A shares and 19,258,850 2024 PIPE Warrants to Aceville in exchange for gross proceeds of €18,918 thousand.

Certain members of Key Management Personnel also participated in the 2024 PIPE. These members received 333,333 Class A shares and 333,333 2024 PIPE Warrants in exchange for gross proceeds of €323 thousand.

All related parties participating in the 2024 PIPE received the same terms and conditions as non-related parties.

May 2024 Prefunded Warrant Agreement

On the same date as the conclusion of the 2024 PIPE agreement, Aceville concluded a further securities purchase agreement with the Group to purchase 24,025,208 May 2024 Prefunded Warrants and 24,025,208 accompanying 2024 PIPE Warrants, in exchange for prefunding US$1.00 of the US$1.05 exercise price of the May 2024 Prefunded Warrants for total gross proceeds of €22,477 thousand. No further consideration was paid. The agreement is described in note 15.

Remuneration of Key Management Personnel

The Group recognized a share-based payment liability of €642 thousand as of June 30, 2024, in relation to the 2024 Executive Bonus Plan, as described in note 14.